Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
Schedule of Current and Deferred Portion of Income Tax Expense

The following table sets forth current and deferred portion of income tax expense of the Group:

	For the years ended December 31,
	2022	2021	2020
Current income tax expense	$9	$-	$-
Deferred income tax expense	-	-	-
Total income tax expense	$9	$-	$-

Schedule of Loss Before Provision For Income Tax

Loss before provision for income tax were attributable to the following geographic locations:

	For the years ended December 31,
	2022	2021	2020
Mainland China	$20,544,956	$13,055,022	$12,649,751
Others	27,697,610	9,798	-
Total loss before income tax provision	$48,242,566	$13,064,820	$12,649,751

Schedule of Reconciliation Statutory Income Tax Rate

The following table sets forth reconciliation between the statutory income tax rate and the effective tax rates:

	For the years ended December 31,
	2022	2021	2020
Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Tax effect of non-deductible items	(0.7)%	(2.7)%	(2.7)%
Tax effect of undeclared expenses	(4.7)%	-	-
Tax effect of impairment loss	(1.5)%
Tax effect of fair value changes	(0.1)%	-	-
Tax effect of share-based compensation	(1.7)%
Tax effect of income tax rate differences in jurisdictions other than the PRC	(6.1)%	-	-
Tax effect of net operating loss not applicable to carryforwards	(5.8)%	(8.3)%	-
Changes in valuation allowance	(4.4)%	(14.0)%	(22.3)%
Effective tax rate	-	-	-

Schedule of Deferred Tax Assets

As of December 31, 2022 and 2021, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2022	2021
Deferred tax assets：
Net operating loss carried forward	$17,748,867	$13,163,121
State net operating loss carried forwards for US entity	254,031	-
Accrued expenses	553,354	4,590,843
Allowance for doubtful accounts	-	39,230
Total deferred tax assets	18,556,252	17,793,194
Less: valuation allowance	(18,556,252)	(17,793,194)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Roll Forward of Valuation Allowance
Rollforward of valuation allowance
Balance as of December 31, 2021	$17,793,194
Allowance made during the year	2,142,620
Effect of exchange rate differences	(1,379,562)
Balance as of December 31, 2022	$18,556,252

Schedule of Operating Loss Carry Forward	As of December 31, 2022, the net operating loss carry forward from Mainland China will expire, if unused, as follows:
	Net operating loss carry forward due by schedule
	2023	2024	2025	2026	2027	Total
Net operating loss carry forward	20,244,602	9,508,787	2,380,115	2,692,627	28,264,822	63,090,953